AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (1,554)	$ (94)
Less than 12 months, Fair value, available-for-sale	86,194	9,538
12 months or more, Gross unrealized losses, available-for-sale	(6,273)	(6,855)
12 months or more, Fair value, available-for-sale	57,136	101,051
Total, Gross unrealized losses, available-for-sale	(7,827)	(6,949)
Total Fair value, available for sale	143,330	110,589
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(77)	(5)
Less than 12 months, Fair value, available-for-sale	14,000	942
12 months or more, Gross unrealized losses, available-for-sale	(430)	(1,881)
12 months or more, Fair value, available-for-sale	7,778	43,722
Total, Gross unrealized losses, available-for-sale	(507)	(1,886)
Total Fair value, available for sale	21,778	44,664
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(11)	(12)
Less than 12 months, Fair value, available-for-sale	748	1,405
12 months or more, Gross unrealized losses, available-for-sale	(507)	(612)
12 months or more, Fair value, available-for-sale	7,215	11,247
Total, Gross unrealized losses, available-for-sale	(518)	(624)
Total Fair value, available for sale	7,963	12,652
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1,465)	(76)
Less than 12 months, Fair value, available-for-sale	71,424	7,149
12 months or more, Gross unrealized losses, available-for-sale	(5,293)	(4,198)
12 months or more, Fair value, available-for-sale	40,722	41,986
Total, Gross unrealized losses, available-for-sale	(6,758)	(4,274)
Total Fair value, available for sale	112,146	49,135
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(1)
Less than 12 months, Fair value, available-for-sale	22	42
12 months or more, Gross unrealized losses, available-for-sale	(40)	(143)
12 months or more, Fair value, available-for-sale	1,307	2,697
Total, Gross unrealized losses, available-for-sale	(41)	(144)
Total Fair value, available for sale	1,329	2,739
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale		0
Less than 12 months, Fair value, available-for-sale		0
12 months or more, Gross unrealized losses, available-for-sale		(5)
12 months or more, Fair value, available-for-sale		979
Total, Gross unrealized losses, available-for-sale		(5)
Total Fair value, available for sale		979
Other debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	0
Less than 12 months, Fair value, available-for-sale	0	0
12 months or more, Gross unrealized losses, available-for-sale	(3)	(16)
12 months or more, Fair value, available-for-sale	114	420
Total, Gross unrealized losses, available-for-sale	(3)	(16)
Total Fair value, available for sale	$ 114	$ 420